Revenue and Other Income	12 Months Ended
Dec. 31, 2025
Revenue and Other Income [Abstract]
REVENUE AND OTHER INCOME
5.	REVENUE AND OTHER INCOME

An analysis of revenue is as follows:

	2025	2024	2023
	US$	US$	US$
Revenue from contracts with customers
Internet leads generation and marketing service income	63,478,087	71,188,725	75,794,855
Insurance commission income	6,880,658	5,206,123	3,362,745
Marketing income	2,465,461	2,109,372	1,026,223
Events income	602,175	1,006,526	487,258

	73,426,381	79,510,746	80,671,081

The Group’s Internet leads generation and marketing service income and Insurance commission income are reported net of cash discounts and rebates. Cash discounts and rebates were US$12,310,964, US$4,797,540 and US$10,210,371, and US$1,958,849, US$1,516,458 and US$1,267,081 for Internet leads generation and marketing service income and Insurance commission income in 2025, 2024 and 2023, respectively.

(i)	Disaggregated revenue information

	2025	2024	2023
	US$	US$	US$
Geographical markets
Hong Kong	31,116,926	30,443,311	26,947,177
Singapore	30,933,640	30,890,285	32,069,713
Philippines	7,372,109	12,843,932	14,169,389
Taiwan	4,003,706	5,136,523	6,742,747
Malaysia	-	196,695	738,053
Other Asia	-	-	4,002
Total revenue from contracts with customers	73,426,381	79,510,746	80,671,081

Timing of revenue recognition
At a point in time	6,880,658	5,206,123	3,362,745
Over time	66,545,723	74,304,623	77,308,336
Total revenue from contracts with customers	73,426,381	79,510,746	80,671,081

By vertical
Credit cards	43,776,574	48,958,072	60,257,595
Personal loans and mortgages	9,308,521	12,185,083	10,166,389
Wealth	10,103,677	8,503,596	3,579,975
Insurance	9,100,780	8,181,119	5,853,092
Other verticals	1,136,829	1,682,876	814,030
Total revenue from contracts with customers	73,426,381	79,510,746	80,671,081

Revenue recognized in the current reporting period that was included in contract liabilities at the beginning of the reporting period amounted to US$1,002,317 (2024: US$1,312,735; 2023: US$301,986).

(ii)	Information about major customers

Revenue from customers, which individually contributed over 10% of the total revenue of the Group during the year is as follows:

	2025	2024	2023
	US$	US$	US$

Customer A	12,355,000	11,159,000	17,713,000

Customer B	N/A*	9,109,000	11,801,000

Customer C	N/A*	9,170,000	9,614,000

Customer D	12,423,000	7,970,000	N/A*

*	The customers generated less than 10% of the total revenue of the Group during the year.
(iii)	Performance obligations

Information about the Group’s performance obligations is summarized below:

Internet leads generation and marketing service income

The integrated marketing services performance obligation is generally satisfied over time as the services are mainly provided to the financial institution customers and payment is generally due within one to three months.

Insurance commission income

The performance obligation is satisfied when the related insurance policy is issued to the policyholder. The Group generally withholds the commission that it is entitled when collecting the premium from the policyholder and remits the remaining premium to the insurance companies.

Marketing income

The performance obligation for marketing income is generally satisfied over time as services are rendered and payment is generally due within one to three months.

Events income

The performance obligation for events income is generally satisfied over time when the event takes place and payment is generally received in advance of the event date and recorded as contract liabilities.

An analysis of other income is as follows:

	2025	2024	2023
	US$	US$	US$

Bank interest income	574,844	1,467,357	859,454
Interest income on refundable rental deposit	6,924	11,079	13,049
Government grants	6,117	6,056	-
Gain on disposal of assets in Malaysian operations*	-	600,000	-
Gain on disposal of items of property and equipment, net	1,438	7,068	3,690
Others	60,157	397	1,321
	649,480	2,091,957	877,514

*	During the year ended December 31, 2024, the Group has disposed of the brand, its website, domain names, select user data, and certain intellectual property right operating exclusively in Malaysia with carrying amount of US$nil to a third party in exchange of preference shares in the third party with an estimated fair value of US$600,000 (note 10).